Acquisition and Divestiture Acquisition (Schedule of Purchase Price Allocation) (Details) - American Phoenix Acquisition [Member] $ in Thousands	Nov. 13, 2014 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 125,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	32,000
Business Acquisition, Transaction Costs	$ 157,000